Standards Issued but Not Yet Effective - Schedule of Amended Standards on the Group’s Consolidated Financial Statements (Details)	12 Months Ended
Feb. 28, 2025
Lack of Exchangeability [Member]
Schedule of Significant Impact on the Groups Consolidated Financial Statements [Line Items]
Details of amendments to SASB standards	January 1, 2025
Amendments to the Classification and Measurement of Financial Instruments [Member]
Schedule of Significant Impact on the Groups Consolidated Financial Statements [Line Items]
Details of amendments to SASB standards	January 1, 2026
Annual Improvements to IFRS Accounting Standards [Member]
Schedule of Significant Impact on the Groups Consolidated Financial Statements [Line Items]
Details of amendments to SASB standards	January 1, 2026
Presentation and Disclosure in Financial Statements [Member]
Schedule of Significant Impact on the Groups Consolidated Financial Statements [Line Items]
Details of amendments to SASB standards	January 1, 2027
Subsidiaries without Public Accountability: Disclosures [Member]
Schedule of Significant Impact on the Groups Consolidated Financial Statements [Line Items]
Details of amendments to SASB standards	January 1, 2027
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture [Member]
Schedule of Significant Impact on the Groups Consolidated Financial Statements [Line Items]
Details of amendments to SASB standards	To be determined